SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Class of Warrant or Right [Line Items]
Number of warrants	1,097,096	1,097,096
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of warrants	24,739	24,739
Exercise price	$ 23.98	$ 23.65
Expiry Date	Nov. 04, 2023	Nov. 04, 2023
Issuance Date	Nov. 04, 2021
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants	864,024	864,024
Exercise price	$ 12.60	$ 12.60
Expiry Date	Mar. 29, 2027	Mar. 29, 2027
Issuance Date	Mar. 29, 2022
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants	208,333	208,333
Exercise price	$ 8.88	$ 8.76
Expiry Date	Sep. 30, 2031	Oct. 01, 2031
Issuance Date	Sep. 30, 2021